PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (unaudited)
1
Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.2%
Australia : 2.8%
20,297
Aristocrat Leisure Ltd.
$ 908,835
0.1
22,312
BlueScope Steel Ltd.
338,256
0.1
132,811
Computershare Ltd.
3,575,186
0.6
18,535
GenusPlus Group Ltd.
53,602
0.0
107,840
Lottery Corp. Ltd.
374,030
0.1
215,379
Macmahon Holdings Ltd.
41,420
0.0
141,902  National Australia Bank
Ltd.
3,521,526
0.6
42,334  Northern Star Resources
Ltd.
420,601
0.1
16,133
OceanaGold Corp.
219,477
0.0
3,339
Pro Medicus Ltd.
685,678
0.1
57,350
Qantas Airways Ltd.
397,741
0.1
155,604
Scentre Group
372,397
0.1
498,977
Transurban Group
4,415,850
0.8
334,737
Vicinity Ltd.
527,042
0.1
15,851,641
2.8
Belgium : 0.4%
20,008  Anheuser-Busch InBev
SA
1,150,315
0.2
6,005  Groupe Bruxelles
Lambert NV
502,019
0.1
11,465
Syensqo SA
908,669
0.1
2,561,003
0.4
Brazil : 1.1%
65,900  Cia de Saneamento
Basico do Estado de Sao
Paulo SABESP
1,271,501
0.2
397
(1)
MercadoLibre, Inc.
942,434
0.2
238,000
TIM SA/Brazil
876,846
0.2
406,100
Totvs SA
3,158,407
0.5
6,249,188
1.1
Canada : 4.6%
9,000
Aecon Group, Inc.
121,788
0.0
2,400
Bank of Nova Scotia
133,528
0.0
16,600  Canaccord Genuity
Group, Inc.
128,909
0.0
4,200  Canadian Natural
Resources Ltd.
132,947
0.0
4,616  Canadian Tire Corp. Ltd.
- Class A
618,243
0.1
95,054
Cenovus Energy, Inc.
1,446,802
0.3
633  Constellation Software,
Inc.
2,183,832
0.4
28,030
Dollarama, Inc.
3,831,063
0.7
4,700  Dundee Precious Metals,
Inc.
75,981
0.0
16,800
Empire Co. Ltd.
669,042
0.1
8,400
Enerflex Ltd.
66,989
0.0
19,500
Enghouse Systems Ltd.
322,983
0.1
2,200
FirstService Corp.
433,649
0.1
9,200
(1)
Fortuna Mining Corp.
59,359
0.0
3,300
George Weston Ltd.
627,062
0.1
3,600
High Liner Foods, Inc.
44,013
0.0
8,800
iA Financial Corp., Inc.
861,391
0.2
9,000
(1)
K92 Mining, Inc.
93,468
0.0
3,300
Maple Leaf Foods, Inc.
69,639
0.0
32,600  Paramount Resources
Ltd. - Class A
501,376
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Canada (continued)
1,800
Pollard Banknote Ltd.
$ 28,904
0.0
21,031
RB Global, Inc.
2,277,195
0.4
20,041
Royal Bank of Canada
2,571,514
0.5
15,625
(1)
Shopify, Inc. - CAD -
Class A
1,909,935
0.3
3,800
Sprott, Inc.
255,875
0.0
64,200
Suncor Energy, Inc.
2,532,138
0.4
25,100
Surge Energy, Inc.
133,326
0.0
2,100
TECSYS, Inc.
55,789
0.0
12,400
TMX Group Ltd.
504,197
0.1
10,200
(1)
Torex Gold Resources,
Inc.
287,317
0.1
26,774
Toromont Industries Ltd.
2,714,693
0.5
10,100
Toronto-Dominion Bank
735,632
0.1
26,428,579
4.6
Chile : 0.2%
105,581
Lundin Mining Corp.
1,078,213
0.2
China : 5.5%
46,500  AAC Technologies
Holdings, Inc.
235,112
0.0
16,100  Alibaba Group Holding
Ltd.
242,060
0.1
243,000
(1)(2)
Archosaur Games, Inc.
53,401
0.0
71,600
(1)
Baidu, Inc. - Class A
783,400
0.1
21,499
(1)
Bilibili, Inc. - Class Z
491,877
0.1
348,900  BOE Technology Group
Co. Ltd. - Class A
195,661
0.0
721,300  Changjiang & Jinggong
Steel Building Group Co.
Ltd. - Class A
327,532
0.1
1,729,000  China Construction Bank
Corp. - Class H
1,768,427
0.3
87,400
(1)(2)
China Literature Ltd.
343,472
0.1
142,000  China Merchants Bank
Co. Ltd. - Class H
921,459
0.2
55,500  China Minsheng Banking
Corp. Ltd. - Class H
33,405
0.0
154,000  Chongqing Rural
Commercial Bank Co.
Ltd. - Class H
122,144
0.0
198,607  ENN Energy Holdings
Ltd.
1,618,651
0.3
32,300  Focus Technology Co.
Ltd. - Class A
240,401
0.0
97,300  Guangdong Vanward
New Electric Co. Ltd. -
Class A
157,921
0.0
54,400  Hefei Meiya
Optoelectronic
Technology, Inc. - Class A
127,739
0.0
466,400
(1)(2)
iDreamSky Technology
Holdings Ltd.
75,237
0.0
93,000
ISDN Holdings Ltd.
26,481
0.0
136,100  Jade Bird Fire Co. Ltd. -
Class A
196,836
0.0
34,300
JD.com, Inc. - Class A
540,635
0.1
15,393
(1)
Kanzhun Ltd., ADR
291,851
0.1
67,793
KE Holdings, Inc., ADR
1,248,747
0.2

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
175,300  Kingnet Network Co. Ltd.
- Class A
$ 446,072
0.1
178,300
(1)(2)
Kuaishou Technology
1,740,931
0.3
338,000
Lenovo Group Ltd.
433,400
0.1
69,500
(2)
Meitu, Inc.
106,282
0.0
66,300
NetEase, Inc.
1,733,231
0.3
347,900  Offshore Oil Engineering
Co. Ltd. - Class A
266,479
0.1
504,585  Perfect World Co. Ltd./
China - Class A
1,018,507
0.2
12,800
(2)
Pop Mart International
Group Ltd.
399,282
0.1
3,961,000
(2)
Postal Savings Bank of
China Co. Ltd. - Class H
2,798,094
0.5
106,800  Proya Cosmetics Co. Ltd.
- Class A
1,216,284
0.2
127,700  Shenzhen Absen
Optoelectronic Co. Ltd. -
Class A
207,392
0.0
11,200
(1)
Shenzhen Bingchuan
Network Co. Ltd. - Class
A
55,981
0.0
296,100  Sinomach Automobile Co.
Ltd. - Class A
261,573
0.1
105,500
SY Holdings Group Ltd.
188,886
0.0
120,722
Tencent Holdings Ltd.
8,452,018
1.5
2,712  Tencent Music
Entertainment Group,
ADR
56,925
0.0
75,855  Vipshop Holdings Ltd.,
ADR
1,144,652
0.2
113,500
(1)
Wanda Film Holding Co.
Ltd. - Class A
184,218
0.0
226,800  Wasu Media Holding Co.
Ltd. - Class A
259,116
0.1
3,820
X Financial, ADR
54,970
0.0
239,500
(1)(2)
Xiabuxiabu Catering
Management China
Holdings Co. Ltd.
23,797
0.0
16,800  Yantai Jereh Oilfield
Services Group Co. Ltd.
- Class A
90,926
0.0
144,300  Zhejiang Hangmin Co.
Ltd. - Class A
142,521
0.0
10,900  Zhejiang Qianjiang
Motorcycle Co. Ltd. -
Class A
24,323
0.0
214,200  Zhejiang Semir Garment
Co. Ltd. - Class A
158,096
0.0
52,700
(1)(3)
Zhihu, Inc.
75,648
0.0
13,100  Zhiou Home Furnishing
Technology Co. Ltd. -
Class A
32,499
0.0
156,000  Zhongtai Securities Co.
Ltd. - Class A
144,498
0.0
31,759,050
5.5
Côte d'Ivoire : 0.0%
834
Endeavour Mining PLC
25,299
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Denmark : 0.7%
691  AP Moller - Maersk A/S -
Class B
$ 1,364,560
0.2
2,971
Carlsberg AS - Class B
370,387
0.1
18,198
Coloplast A/S - Class B
1,662,060
0.3
14,501  Novo Nordisk A/S - Class
B
674,413
0.1
4,071,420
0.7
Finland : 0.2%
479
Orion Oyj - Class B
38,348
0.0
55,197
Sampo Oyj - Class A
592,468
0.1
13,974
Wartsila Oyj Abp
386,080
0.1
1,016,896
0.2
France : 7.9%
30,955
Accor SA
1,568,922
0.3
10,383
Airbus SE
2,087,557
0.4
9,444
Arkema SA
642,206
0.1
42,479
BNP Paribas SA
3,873,165
0.7
60,653
Bouygues SA
2,497,484
0.4
19,722
Capgemini SE
2,936,144
0.5
13,346
Cie de Saint-Gobain
1,531,016
0.3
9,805  Cie Generale des
Etablissements Michelin
SCA
348,828
0.1
11,694
Eiffage SA
1,569,750
0.3
15,955
EssilorLuxottica SA
4,744,295
0.8
8,484
Eurazeo SE
497,840
0.1
19,112
Getlink SE
346,614
0.0
10,703
IPSOS
480,590
0.1
60,044
Klepierre SA
2,291,999
0.4
11,006  LVMH Moet Hennessy
Louis Vuitton SE
5,908,158
1.0
143,689
Orange SA
2,185,666
0.4
14,272
Pernod Ricard SA
1,466,718
0.2
60,882
Societe Generale SA
3,886,014
0.7
30,132
TotalEnergies SE
1,791,816
0.3
33,487
Vinci SA
4,651,645
0.8
45,306,427
7.9
Germany : 7.7%
9,065
Adidas AG
1,732,586
0.3
7,500
Allianz SE
2,963,837
0.5
41,539
BASF SE
2,035,803
0.4
90,821
Bayer AG
2,824,695
0.5
8,993
Brenntag SE
557,919
0.1
17,215
Continental AG
1,470,346
0.3
1,053  CTS Eventim AG & Co.
KGaA
118,910
0.0
32,267
Deutsche Bank AG
1,062,764
0.2
8,933
Deutsche Boerse AG
2,585,100
0.5
61,653  Deutsche Telekom AG,
Reg
2,211,243
0.4
122,793
E.ON SE
2,240,145
0.4
30,040
Evonik Industries AG
596,537
0.1
38,209  Fresenius SE & Co.
KGaA
1,823,743
0.3
6,005
Hannover Rueck SE
1,821,580
0.3
51,102
Infineon Technologies AG
2,007,450
0.3
395  Mensch und Maschine
Software SE
23,083
0.0
5,283
Merck KGaA
660,293
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany (continued)
749
Nemetschek SE
$ 111,596
0.0
841
Rheinmetall AG
1,664,759
0.3
26,129
SAP SE
7,471,744
1.3
27,529
(2)
Scout24 SE
3,679,025
0.6
10,886
Siemens AG, Reg
2,772,703
0.5
17,179
(1)
Siemens Energy AG
1,988,965
0.3
44,424,826
7.7
Greece : 0.2%
115,320  Eurobank Ergasias
Services and Holdings SA
423,267
0.1
22,567  National Bank of Greece
SA
314,777
0.1
32,250  Piraeus Financial
Holdings SA
247,985
0.0
986,029
0.2
Hong Kong : 3.2%
556,514
AIA Group Ltd.
5,189,032
0.9
111,000
CK Asset Holdings Ltd.
508,625
0.1
43,500
CLP Holdings Ltd.
377,570
0.1
1,534
Futu Holdings Ltd., ADR
235,745
0.0
264,300
Hang Seng Bank Ltd.
3,849,980
0.7
436,000  Hong Kong & China Gas
Co. Ltd.
389,158
0.1
85,244  Hong Kong Exchanges &
Clearing Ltd.
4,613,304
0.8
289,700  Hongkong Land Holdings
Ltd.
1,752,685
0.3
74,800
Link REIT
416,767
0.1
67,931  PAX Global Technology
Ltd.
58,931
0.0
97,000
Sun Hung Kai & Co. Ltd.
43,743
0.0
43,000  Sun Hung Kai Properties
Ltd.
510,731
0.1
168,122
TS Lines Ltd.
181,444
0.0
114,000
Wasion Holdings Ltd.
123,845
0.0
18,251,560
3.2
India : 2.6%
119,855
Axis Bank Ltd.
1,455,528
0.3
104,397
Canara Bank
127,049
0.0
201,137
Coal India Ltd.
860,152
0.2
117,984
HDFC Bank Ltd.
2,707,534
0.5
53,169
HDFC Bank Ltd., ADR
4,081,784
0.7
40,426  Hindustan Petroleum
Corp. Ltd.
191,936
0.0
147,328
(3)
Infosys Ltd. - Foreign,
ADR
2,463,324
0.4
5,200
Mphasis Ltd.
164,181
0.0
68,029  National Aluminium Co.
Ltd.
142,698
0.0
93,003
Reliance Industries Ltd.
1,468,750
0.3
112,717  Steel Authority of India
Ltd.
159,170
0.0
15,836  Tata Consultancy
Services Ltd.
546,127
0.1
11,478
Tech Mahindra Ltd.
190,421
0.0
68,822
Wipro Ltd.
193,593
0.1
13,816
Zensar Technologies Ltd.
126,477
0.0
14,878,724
2.6
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Indonesia : 0.3%
2,862,569
Bank Central Asia Tbk PT
$ 1,434,707
0.3
76,400
First Resources Ltd.
89,137
0.0
1,523,844
0.3
Ireland : 0.5%
10,444
Accenture PLC - Class A
2,789,593
0.5
15,010
Greencore Group PLC
50,945
0.0
2,840,538
0.5
Israel : 0.6%
19,131
(1)
Check Point Software
Technologies Ltd.
3,562,192
0.6
468
(1)
Neto ME Holdings Ltd.
28,515
0.0
173
(1)
Nice Ltd., ADR
26,996
0.0
625
(1)
Wix.com Ltd.
85,019
0.0
3,702,722
0.6
Italy : 1.9%
10,237  Assicurazioni Generali
SpA
381,900
0.1
92,466
Banca Mediolanum SpA
1,630,990
0.3
62,194
Hera SpA
266,126
0.0
73,304
(2)
Infrastrutture Wireless
Italiane SpA
866,623
0.1
10,682
Leonardo SpA
575,794
0.1
236,285
(2)
Nexi SpA
1,349,244
0.2
19,575
(2)
Poste Italiane SpA
422,917
0.1
508,334
Saipem SpA
1,358,794
0.2
86,190
Snam SpA
499,495
0.1
35,835
UniCredit SpA
2,636,520
0.5
45,346
Unipol Gruppo SpA
909,538
0.2
10,897,941
1.9
Japan : 12.4%
29,900
AGC, Inc.
899,831
0.2
6,400
Aida Engineering Ltd.
38,639
0.0
10,600
Anritsu Corp.
114,254
0.0
61,600
Asahi Kasei Corp.
428,598
0.1
3,100
Avant Group Corp.
31,040
0.0
5,100
Bank of Saga Ltd.
92,387
0.0
1,400
Base Co. Ltd.
32,507
0.0
98,500
Bridgestone Corp.
3,984,345
0.7
22,800
Capcom Co. Ltd.
580,391
0.1
16,400  Central Japan Railway
Co.
382,320
0.1
22,300  Chugai Pharmaceutical
Co. Ltd.
1,068,994
0.2
9,800
Comture Corp.
113,711
0.0
42,700  Concordia Financial
Group Ltd.
283,154
0.1
6,600
Cybozu, Inc.
174,050
0.0
39,000  Dai-ichi Life Holdings,
Inc.
308,575
0.1
10,100
Daikin Industries Ltd.
1,241,854
0.2
2,100
Daitron Co. Ltd.
51,189
0.0
46,700
Denso Corp.
633,599
0.1
4,100  Digital Hearts Holdings
Co. Ltd.
26,046
0.0
2,300
Double Standard, Inc.
24,205
0.0
154,400
FANUC Corp.
4,298,027
0.8
3,700
Fast Retailing Co. Ltd.
1,128,610
0.2
2,600
FIDEA Holdings Co. Ltd.
26,218
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
1,200  Fukushima Galilei Co.
Ltd.
$ 26,323
0.0
3,800
Hikari Tsushin, Inc.
1,021,663
0.2
18,800
Hoya Corp.
2,371,861
0.4
1,800  Human Technologies,
Inc./Tokyo
25,572
0.0
5,500
Hyakugo Bank Ltd.
27,204
0.0
1,400
IDEA Consultants, Inc.
30,002
0.0
3,700
I'll, Inc.
68,740
0.0
49,509
ITOCHU Corp.
2,596,877
0.5
22,700
J Trust Co. Ltd.
66,703
0.0
6,900  Japan Aviation
Electronics Industry Ltd.
110,588
0.0
44,200  Japan Exchange Group,
Inc.
431,939
0.1
14,100
Japan Post Bank Co. Ltd.
157,374
0.0
117,000  Japan Post Holdings Co.
Ltd.
1,083,499
0.2
24,400  Japan Post Insurance
Co. Ltd.
624,753
0.1
12,400
Japan Tobacco, Inc.
354,139
0.1
10,142
Keyence Corp.
3,668,680
0.6
11,100
Komatsu Ltd.
357,619
0.1
91,700
Kubota Corp.
1,028,347
0.2
1,300  M&A Capital Partners
Co. Ltd.
25,336
0.0
171,500
M3, Inc.
2,109,244
0.4
19,500
Makita Corp.
603,684
0.1
10,000
Marvelous, Inc.
35,898
0.0
2,900
Maxell Ltd.
38,539
0.0
2,300
Media Do Co. Ltd.
26,662
0.0
76,000  Mitsubishi Chemical
Group Corp.
413,955
0.1
218,900
Mitsubishi Corp.
4,317,451
0.8
224,794  Mitsubishi UFJ Financial
Group, Inc.
3,098,284
0.5
184,600
Mitsui Fudosan Co. Ltd.
1,650,010
0.3
25,500  Mizuho Financial Group,
Inc.
747,957
0.1
1,200
Nachi-Fujikoshi Corp.
25,667
0.0
3,900
Nagano Keiki Co. Ltd.
53,912
0.0
9,200
NEC Corp.
264,186
0.0
7,100
Nichicon Corp.
60,809
0.0
179,600  Nippon Telegraph &
Telephone Corp.
181,371
0.0
1,400  Nissei ASB Machine Co.
Ltd.
60,408
0.0
5,300
Nisshinbo Holdings, Inc.
33,676
0.0
46,200
Nomura Holdings, Inc.
305,211
0.1
34,600  Nomura Research
Institute Ltd.
1,369,138
0.2
2,500  OBIC Business
Consultants Co. Ltd.
144,187
0.0
28,300
Obic Co. Ltd.
1,007,553
0.2
1,500  Okinawa Financial Group,
Inc.
33,978
0.0
175,100  Ono Pharmaceutical Co.
Ltd.
1,958,104
0.3
2,800
Optex Group Co. Ltd.
31,576
0.0
7,400
(1)
Optim Corp.
25,868
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
121,900
ORIX Corp.
$ 2,738,245
0.5
11,100
Otsuka Corp.
210,314
0.0
2,000  Plus Alpha Consulting
Co. Ltd.
30,083
0.0
10,000  Prestige International,
Inc.
43,507
0.0
210,300
(1)
Rakuten Group, Inc.
1,064,058
0.2
50,700
Recruit Holdings Co. Ltd.
3,008,090
0.5
83,700  Renesas Electronics
Corp.
1,018,048
0.2
7,500  Rheon Automatic
Machinery Co. Ltd.
68,633
0.0
20,100
Ricoh Co. Ltd.
176,247
0.0
2,700
Riso Kagaku Corp.
20,830
0.0
8,200
Sato Corp.
115,971
0.0
2,500  Shibaura Machine Co.
Ltd.
64,345
0.0
107,200  Shin-Etsu Chemical Co.
Ltd.
3,084,886
0.5
129,700
SMS Co. Ltd.
1,298,414
0.2
112,300
Sony Group Corp.
2,701,187
0.5
14,100
Sumitomo Corp.
360,393
0.1
61,800  Sumitomo Mitsui
Financial Group, Inc.
1,559,005
0.3
62,200  Sumitomo Mitsui Trust
Holdings, Inc.
1,630,558
0.3
6,300
(1)
Sun*, Inc.
22,036
0.0
3,100
System Support, Inc.
55,090
0.0
1,600  Tachibana Eletech Co.
Ltd.
30,290
0.0
2,000
TAKEBISHI Corp.
25,129
0.0
11,900  Takeda Pharmaceutical
Co. Ltd.
326,890
0.1
7,200
TechMatrix Corp.
102,430
0.0
79,000
Toei Animation Co. Ltd.
1,728,341
0.3
1,300
Tokyo Electron Ltd.
206,672
0.0
30,600
Tokyu Corp.
344,456
0.1
7,300
Toshiba TEC Corp.
145,939
0.0
6,200
Tosho Co. Ltd.
27,928
0.0
1,500
Toyo Kanetsu KK
40,515
0.0
1,300
Tsuzuki Denki Co. Ltd.
26,271
0.0
66,000
Unicharm Corp.
456,532
0.1
6,600
Vector, Inc.
48,345
0.0
2,800
Yokowo Co. Ltd.
29,049
0.0
71,445,818
12.4
Kuwait : 0.2%
160,095
Boubyan Bank KSCP
368,666
0.1
6,687  Boursa Kuwait Securities
Co. KPSC
76,027
0.0
16,886  Humansoft Holding Co.
KSC
132,317
0.0
318,858  Kuwait Investment Co.
SAK
215,436
0.0
119,352  Mobile
Telecommunications Co.
KSCP
207,197
0.0
169,397  Noor Financial
Investment Co. KSC
220,149
0.1
1,219,792
0.2

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Malaysia : 0.0%
108,300
Hibiscus Petroleum Bhd
$ 39,525
0.0
Monaco : 0.0%
8,895
Costamare, Inc.
89,751
0.0
Netherlands : 5.3%
55,735
(2)
ABN AMRO Bank NV
1,611,214
0.3
235,590
Aegon Ltd.
1,683,653
0.3
9,673
ASML Holding NV
6,704,106
1.2
1,977
(2)
Euronext NV
318,671
0.0
9,400
EXOR NV
905,940
0.2
14,105
IMCD NV
1,546,061
0.3
66,596
ING Groep NV
1,552,050
0.3
53,045  Koninklijke Ahold
Delhaize NV
2,095,091
0.4
144,467
Koninklijke Philips, N.V.
3,772,809
0.6
536
Nedap NV
53,665
0.0
29,609
NN Group NV
1,993,744
0.3
1,000
(1)
Topicus.com, Inc.
137,125
0.0
84,577  Universal Music Group
NV
2,433,022
0.4
35,443
Wolters Kluwer NV
5,520,570
1.0
30,327,721
5.3
Norway : 0.6%
55,361
DNB Bank ASA
1,400,620
0.2
83,601  Gjensidige Forsikring
ASA
2,199,010
0.4
3,599,630
0.6
Peru : 0.1%
1,876
Credicorp Ltd.
444,612
0.1
Poland : 0.7%
12,519  Bank Polska Kasa Opieki
SA
679,824
0.1
2,175
CD Projekt SA
145,268
0.0
139,069  Polski Koncern Naftowy
ORLEN SA
3,096,859
0.6
3,921,951
0.7
Qatar : 0.1%
298,095
Doha Bank QPSC
200,307
0.0
114,134  Qatar National Bank
QPSC
587,177
0.1
787,484
0.1
Russia : —%
1,561,600
(4)
Alrosa PJSC
—
—
Saudi Arabia : 0.4%
16,357  Arabian Internet &
Communications Services
Co.
1,039,169
0.2
50,361
Riyad Bank
377,884
0.1
67,685
Saudi Telecom Co.
757,645
0.1
16,249
Tabuk Cement Co.
45,165
0.0
2,219,863
0.4
Singapore : 2.3%
174,600  CapitaLand Ascendas
REIT
373,841
0.1
1,967,900  CapitaLand Integrated
Commercial Trust
3,322,726
0.6
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Singapore (continued)
236,400  Oversea-Chinese
Banking Corp. Ltd.
$ 3,063,547
0.5
54,100
Pan-United Corp. Ltd.
41,147
0.0
15,142
(1)
Sea Ltd., ADR
2,371,994
0.4
62,100
Singapore Exchange Ltd.
761,445
0.1
86,700  Singapore Technologies
Engineering Ltd.
583,256
0.1
765,400  Singapore
Telecommunications Ltd.
2,281,005
0.4
20,900  United Overseas Bank
Ltd.
580,659
0.1
13,379,620
2.3
South Africa : 0.8%
59,702
Anglo American PLC
1,679,908
0.3
139,832
Clicks Group Ltd.
2,931,626
0.5
4,705  Harmony Gold Mining Co.
Ltd., ADR
63,329
0.0
21,065
(1)
Sasol Ltd.
108,361
0.0
8,117
(1)
Sibanye Stillwater Ltd.,
ADR
67,858
0.0
4,851,082
0.8
South Korea : 1.8%
7,707
Hyundai Ezwel Co. Ltd.
37,760
0.0
9,037
KG Chemical Corp.
29,277
0.0
68,668
KT Corp., ADR
1,386,407
0.2
9,503
KX Innovation Co. Ltd.
29,220
0.0
34,100
LG Electronics, Inc.
1,887,411
0.3
19,372
(1)
LG HelloVision Co. Ltd.
41,164
0.0
1,108
NAVER Corp.
186,471
0.0
579
Samchully Co. Ltd.
57,584
0.0
6,272  Samsung Electronics Co.
Ltd.
319,646
0.1
79,907  Shinhan Financial Group
Co. Ltd.
3,890,985
0.7
13,327
SK Hynix, Inc.
2,582,985
0.5
10,448,910
1.8
Spain : 2.0%
25,812
(2)
Aena SME SA
695,070
0.1
65,656
Amadeus IT Group SA
5,271,776
0.9
93,020  Banco Bilbao Vizcaya
Argentaria SA
1,551,414
0.3
68,564
Banco Santander SA
589,019
0.1
61,719
CaixaBank SA
580,672
0.1
56,226  Industria de Diseno Textil
SA
2,685,753
0.5
11,373,704
2.0
Sweden : 2.9%
99,958
Assa Abloy AB - Class B
3,307,635
0.6
81,688
Epiroc AB - Class A
1,662,610
0.3
13,437
Essity AB - Class B
331,323
0.0
317,654
Hexagon AB - Class B
3,490,408
0.6
59,841  Industrivarden AB - Class
C
2,209,909
0.4
21,618  L E Lundbergforetagen
AB - Class B
1,054,464
0.2
25,149
Loomis AB
994,374
0.2
62,022
SKF AB - Class B
1,444,645
0.2
43,920
Swedbank AB - Class A
1,169,504
0.2

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden (continued)
170,188  Telefonaktiebolaget LM
Ericsson, ADR
$ 1,228,757
0.2
16,893,629
2.9
Switzerland : 3.4%
17,536
ABB Ltd., Reg
1,145,068
0.2
22  Chocoladefabriken Lindt
& Spruengli AG - Class
PC
323,633
0.1
8,839  Cie Financiere Richemont
SA
1,443,199
0.2
8,505
Galderma Group AG
1,310,775
0.2
5,898
Logitech International SA
546,903
0.1
2,881  Partners Group Holding
AG
3,872,919
0.7
15,688
Sandoz Group AG
897,180
0.1
936
Schindler Holding AG
338,491
0.1
1,760
Sonova Holding AG, Reg
479,086
0.1
8,413  Swatch Group AG - Class
BR
1,487,901
0.3
34,042
Temenos AG
3,044,875
0.5
51,434
UBS Group AG
1,911,494
0.3
4,759
(2)
VAT Group AG
1,666,548
0.3
417
V-ZUG Holding AG
26,730
0.0
1,908  Zurich Insurance Group
AG
1,301,460
0.2
19,796,262
3.4
Taiwan : 4.2%
33,000
Argosy Research, Inc.
182,852
0.0
18,000
Asustek Computer, Inc.
395,126
0.1
233,000
AUO Corp.
92,891
0.0
28,000  Chunghwa Telecom Co.
Ltd.
120,996
0.0
443,000
Compal Electronics, Inc.
433,521
0.1
20,000  Complex Micro
Interconnection Co. Ltd.
27,031
0.0
23,000
DFI, Inc./Taiwan
54,667
0.0
11,000  Dimerco Data System
Corp.
44,893
0.0
32,000
Ennoconn Corp.
325,323
0.1
27,000  Holtek Semiconductor,
Inc.
35,450
0.0
58,000  International Games
System Co. Ltd.
1,516,566
0.3
16,000  Kingwaytek Technology
Co. Ltd.
36,291
0.0
49,000
Lanner Electronics, Inc.
130,155
0.0
50,000  Lion Travel Service Co.
Ltd.
244,034
0.1
59,000
Lite-On Technology Corp.
233,256
0.0
41,000
Lotes Co. Ltd.
1,917,157
0.3
5,000  Marketech International
Corp.
34,044
0.0
59,000
MediaTek, Inc.
2,671,790
0.5
110,000  Novatek Microelectronics
Corp.
1,738,405
0.3
16,000  Otsuka Information
Technology Corp.
102,708
0.0
218,000
Pegatron Corp.
580,353
0.1
22,000
Posiflex Technology, Inc.
182,445
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
46,000
Primax Electronics Ltd.
$ 111,486
0.0
60,000
Sercomm Corp.
200,135
0.0
24,000  Simplo Technology Co.
Ltd.
327,683
0.1
168,831  Taiwan Semiconductor
Manufacturing Co. Ltd.
6,499,873
1.1
23,745  Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR
5,737,267
1.0
15,000
Vivotek, Inc.
46,399
0.0
48,000
Wowprime Corp.
367,326
0.1
24,390,123
4.2
Thailand : 0.5%
57,700  Bangkok Life Assurance
PCL
31,210
0.0
108,000
(3)
Kasikornbank PCL
- NVDR
534,043
0.1
558,600
Krung Thai Bank PCL
375,570
0.1
303,400  PTT Exploration &
Production PCL
1,168,008
0.2
100,300
Thai Oil PCL
105,500
0.0
7,066,700  TMBThanachart Bank
PCL
416,847
0.1
2,631,178
0.5
United Arab Emirates : 0.6%
401,924
Dana Gas PJSC
83,820
0.0
184,346  Emirates
Telecommunications
Group Co. PJSC
950,576
0.2
394,193  First Abu Dhabi Bank
PJSC
1,928,432
0.4
209,423
(1)
Gulf Marine Services PLC
56,769
0.0
25,889
NMDC Group PJSC
175,927
0.0
3,195,524
0.6
United Kingdom : 11.5%
6,514
(1)
accesso Technology
Group PLC
38,503
0.0
61,580
(1)
Afentra PLC
39,856
0.0
18,908
AstraZeneca PLC
2,758,530
0.5
67,042
BAE Systems PLC
1,599,671
0.3
96,321
Barclays PLC, ADR
1,889,818
0.3
177,151  Barratt Developments
PLC
872,375
0.2
105,097  British American Tobacco
PLC
5,630,841
1.0
11,420
Bunzl PLC
338,918
0.1
79,617
Central Asia Metals PLC
153,935
0.0
214,000  CK Hutchison Holdings
Ltd.
1,392,927
0.2
17,793
(1)
DFS Furniture PLC
37,515
0.0
83,144
Diageo PLC
2,015,215
0.4
34,754
Diploma PLC
2,460,244
0.4
98,191
Halma PLC
4,201,462
0.7
9,948  Hikma Pharmaceuticals
PLC
257,130
0.0
15,627
IG Group Holdings PLC
232,700
0.0
122,042
Imperial Brands PLC
4,757,141
0.8
19,212  InterContinental Hotels
Group PLC
2,210,161
0.4

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
209,599  International
Consolidated Airlines
Group SA - Class DI
$ 1,047,285
0.2
46,595  International Personal
Finance PLC
129,778
0.0
68,730
Investec PLC - ZAR
505,590
0.1
49,184  London Stock Exchange
Group PLC
5,995,311
1.0
1,159,999
M&G PLC
3,992,613
0.7
127,435
NatWest Group PLC
884,604
0.2
15,061
Next PLC
2,444,726
0.4
294,369  Phoenix Group Holdings
PLC
2,574,288
0.5
25,861  Reckitt Benckiser Group
PLC
1,938,181
0.3
79,449
RELX PLC - EUR
4,125,908
0.7
13,864
RELX PLC - GBP
720,391
0.1
299,815
Schroders PLC
1,541,101
0.3
109,912
Standard Chartered PLC
1,970,397
0.3
46,873
Unilever PLC
2,719,604
0.5
55,152
Unilever PLC - NL
3,223,892
0.6
82,847  United Utilities Group
PLC
1,236,733
0.2
59,507
WPP PLC
322,195
0.1
66,259,539
11.5
United States : 7.0%
10,477
Aon PLC - Class A
3,726,774
0.7
6,143
(1)
Carnival PLC, ADR
167,090
0.0
2,506
(1)
CyberArk Software Ltd.
1,031,144
0.2
68,513
Experian PLC
3,610,015
0.6
3,368
Gecina SA - Class C
330,983
0.1
22,042
GFL Environmental, Inc.
1,109,594
0.2
285,858
GSK PLC
5,258,092
0.9
18,270
(3)
GSK PLC, ADR
678,730
0.1
534,731
Haleon PLC
2,508,258
0.4
5,187
Haleon PLC, ADR
48,913
0.0
3,951
Linde PLC DE
1,826,498
0.3
21,464
Novartis AG, Reg
2,444,472
0.4
16,406
Roche Holding AG
5,119,870
0.9
145,213
Shell PLC
5,217,977
0.9
100,782
Shell PLC - EUR
3,631,793
0.6
2,267
(1)
Spotify Technology SA
1,420,366
0.3
11,200
Swiss Re AG
2,004,816
0.4
40,135,385
7.0
Total Common Stock
(Cost $507,489,943)
559,305,003
97.2
PREFERRED STOCK : 0.3%
Brazil : 0.0%
123,200
(1)
Usinas Siderurgicas
de Minas Gerais S/A
Usiminas
96,368
0.0
Germany : 0.3%
7,574
Henkel AG & Co. KGaA
583,646
0.1
6,516
Sartorius AG
1,387,596
0.2
1,971,242
0.3
Total Preferred Stock
(Cost $2,914,528)
2,067,610
0.3
Shares RA Value
Percentage
of Net
Assets
WARRANTS : —%
Canada : —%
794
(4)
Constellation Software,
Inc.
$ —
—
Total Warrants
(Cost $–)
—
—
Total Long-Term
Investments
(Cost $510,404,471)
561,372,613
97.5
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.9%
Repurchase Agreements : 0.6%
1,000,000
(5)
Citadel Securities LLC,
Repurchase Agreement
dated 07/31/2025,
4.430%, due 08/01/2025
(Repurchase Amount
$1,000,121, collateralized
by various U.S.
Government Securities,
0.000%-5.000%, Market
Value plus accrued
interest $1,020,126, due
08/14/25-05/15/55)
1,000,000
0.2
1,000,000
(5)
Daiwa Capital Markets
America Inc., Repurchase
Agreement dated
07/31/2025, 4.370%, due
08/01/2025 (Repurchase
Amount $1,000,120,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$1,020,000, due
08/21/25-07/20/65)
1,000,000
0.2
27,559
(5)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
07/31/2025, 4.360%,
due 08/01/2025
(Repurchase Amount
$27,562, collateralized
by various U.S.
Government Securities,
0.000%-4.000%, Market
Value plus accrued
interest $28,110, due
04/15/27-11/15/54)
27,559
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
123,706
(5)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
07/31/2025, 4.360%,
due 08/01/2025
(Repurchase Amount
$123,721, collateralized
by various U.S.
Government Securities,
0.125%-4.750%, Market
Value plus accrued
interest $126,180, due
02/15/41-08/15/52)
$ 123,706
0.0
168,774
(5)
Natwest Markets
Securities Inc.,
Repurchase Agreement
dated 07/31/2025,
4.360%, due 08/01/2025
(Repurchase Amount
$168,794, collateralized
by various U.S.
Government Securities,
2.875%-4.625%, Market
Value plus accrued
interest $172,150, due
04/30/29-05/15/32)
168,774
0.0
1,000,000
(5)
State Of Wisconsin
Investment Board,
Repurchase Agreement
dated 07/31/2025,
4.450%, due 08/01/2025
(Repurchase Amount
$1,000,122, collateralized
by various U.S.
Government Securities,
0.125%-3.875%, Market
Value plus accrued
interest $1,017,285, due
10/15/26-02/15/54)
1,000,000
0.2
Total Repurchase
Agreements
(Cost $3,320,039)
3,320,039
0.6
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.3%
7,617,448
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.220%
(Cost $7,617,448) $ 7,617,448 1.3
Total Short-Term
Investments
(Cost $10,937,487)
$ 10,937,487
1.9
Total Investments in
Securities
(Cost $521,341,958) $ 572,310,100 99.4
Assets in Excess of
Other Liabilities 3,315,823 0.6
Net Assets $ 575,625,923 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Security, or a portion of the security, is on loan.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of July 31, 2025.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 25.0%
Industrials 16.3
Information Technology 15.3
Consumer Discretionary 8.6
Health Care 8.3
Communication Services 7.6
Consumer Staples 5.8
Energy 4.2
Materials 2.6
Real Estate 2.4
Utilities 1.4
Short-Term Investments 1.9
Assets in Excess of Other Liabilities 0.6
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia $ 219,477 $ 15,632,164 $ — $ 15,851,641
Belgium — 2,561,003 — 2,561,003
Brazil 6,249,188 — — 6,249,188
Canada 26,428,579 — — 26,428,579
Chile 1,078,213 — — 1,078,213
China 4,255,891 27,503,159 — 31,759,050
Côte d'Ivoire — 25,299 — 25,299
Denmark — 4,071,420 — 4,071,420
Finland — 1,016,896 — 1,016,896
France — 45,306,427 — 45,306,427
Germany — 44,424,826 — 44,424,826
Greece — 986,029 — 986,029
Hong Kong 2,091,104 16,160,456 — 18,251,560
India 6,545,108 8,333,616 — 14,878,724
Indonesia — 1,523,844 — 1,523,844
Ireland 2,840,538 — — 2,840,538
Israel 3,702,722 — — 3,702,722
Italy — 10,897,941 — 10,897,941
Japan — 71,445,818 — 71,445,818
Kuwait 368,666 851,126 — 1,219,792
Malaysia — 39,525 — 39,525
Monaco 89,751 — — 89,751
Netherlands 137,125 30,190,596 — 30,327,721
Norway — 3,599,630 — 3,599,630
Peru 444,612 — — 444,612
Poland — 3,921,951 — 3,921,951
Qatar — 787,484 — 787,484
Russia — — — —
Saudi Arabia — 2,219,863 — 2,219,863
Singapore 2,371,994 11,007,626 — 13,379,620
South Africa 3,062,813 1,788,269 — 4,851,082
South Korea 1,386,407 9,062,503 — 10,448,910
Spain — 11,373,704 — 11,373,704
Sweden 1,228,757 15,664,872 — 16,893,629
Switzerland — 19,796,262 — 19,796,262
Taiwan 5,773,558 18,616,565 — 24,390,123
Thailand — 2,631,178 — 2,631,178
United Arab Emirates 259,747 2,935,777 — 3,195,524
United Kingdom 2,043,753 64,215,786 — 66,259,539
United States 8,182,611 31,952,774 — 40,135,385
Total Common Stock 78,760,614 480,544,389 — 559,305,003
Preferred Stock 96,368 1,971,242 — 2,067,610
Warrants — — — —
Short-Term Investments 7,617,448 3,320,039 — 10,937,487
Total Investments, at fair value $ 86,474,430 $ 485,835,670 $ — $ 572,310,100
Other Financial Instruments+
Forward Foreign Currency Contracts — 132 — 132
Total Assets $ 86,474,430 $ 485,835,802 $ — $ 572,310,232
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (3,012) $ — $ (3,012)
Futures (87,539) — — (87,539)
Total Liabilities $ (87,539) $ (3,012) $ — $ (90,551)

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (unaudited) (continued)

Voya Multi-Manager
International Equity Fund
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At July 31, 2025, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Equity Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
CHF 636,475 USD 784,803 Bank of America N.A. 08/04/25 $ (1,208)
CHF 108,733 USD 134,236 Standard Chartered Bank 08/04/25 (370)
CHF 413,384 USD 508,805 State Street Bank and Trust Co. 08/05/25 132
CHF 594,034 USD 731,786 The Bank of New York 08/05/25 (441)
ZAR 1,257,918 USD 70,047 The Northern Trust Company 08/04/25 (993)
$ (2,880)
At July 31, 2025, the following futures contracts were outstanding for Voya Multi-Manager International Equity Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
MSCI EAFE Index 44 09/19/25 $ 5,749,480 $ (87,539)
$ 5,749,480 $ (87,539)
Currency Abbreviations:
CHF
—
Swiss Franc
USD
—
United States Dollar
ZAR
—
South African Rand
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 73,475,371
Gross Unrealized Depreciation (22,507,229)
Net Unrealized Appreciation $ 50,968,142